Investment Objectives and Goals - iREIT(R) - MarketVector Quality REIT Index ETF	May 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iREIT® - MarketVector Quality REIT Index ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iREIT® - MarketVector Quality REIT Index ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the. iREIT®- MarketVector™ Quality REIT (the “Index”).